Note 2 - Segment Information, Key Financial Highlights by Reportable Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014		Sep. 30, 2013		Mar. 31, 2014	Mar. 31, 2013
2014
Net sales	$ 4,110		$ 4,981	$ 4,507	$ 3,968		$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862		$ 7,620		$ 17,108	$ 15,287
Gross profit	1,258		845	1,378	1,195		1,080	1,227	1,132	1,070	913	2,407		2,275		4,498	4,342
Operating (loss) income	(1,441)				(1,283)							(3,319)		(3,672)		(7,444)	(8,477)
Depreciation and amortization	152				173							318		362		695	795
Assets	10,049		10,833		10,733			11,377				10,049		10,733		10,833	11,377
Expenditures for fixed assets	(8)				46							17		46		53	95
Medical [Member]
2014
Net sales	3,267				3,399							6,327		6,428		14,133	11,630
Gross profit	1,023				981							1,921		1,774		3,469	3,102
Operating (loss) income	(1,435)				(1,345)							(3,273)		(3,732)		(7,435)	(8,381)
Depreciation and amortization	151				170							314		355		684	772
Assets	10,542		11,243		11,240			11,833				10,542		11,240		11,243	11,833
Expenditures for fixed assets	(8)				46							17		46		53	95
Industrial [Member]
2014
Net sales	843				569							1,535		1,192		2,975	3,657
Gross profit	235				214							486		501		1,029	1,240
Operating (loss) income	(6)				62							(46)		60		(9)	(96)
Depreciation and amortization	1				3							4		7		11	23
Assets	1,865		1,775		1,333			1,466				1,865		1,333		1,775	1,466
Expenditures for fixed assets	0				0							0		0
Adjustments [Member]
2014
Net sales		[1]				[1]							[1]		[1]
Gross profit		[1]				[1]							[1]		[1]
Operating (loss) income		[1]				[1]							[1]		[1]
Depreciation and amortization		[1]				[1]							[1]		[1]
Assets	(2,358)	[1]	(2,185)		(1,840)	[1]		(1,922)				(2,358)	[1]	(1,840)	[1]	(2,185)	(1,922)
Expenditures for fixed assets		[1]				[1]							[1]		[1]

[1]	Adjustments